Non-financial Assets and Liabilities (Tables)	9 Months Ended
Mar. 31, 2020
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Summary of Intangible Assets
b.	Intangible assets

(in U.S. dollars, in thousands)	Goodwill	Acquired licenses to patents	In-process research and development acquired	Current marketed products	Total
Year Ended June 30, 2019
Opening net book amount	134,453	1,770	427,779	20,604	584,606
Additions	—	100	—	—	100
Exchange differences	—	(4)	—	1	(3)
Amortization charge	—	(122)	—	(1,455)	(1,577)
Closing net book amount	134,453	1,744	427,779	19,150	583,126

As of June 30, 2019
Cost	134,453	2,822	489,698	23,999	650,972
Accumulated amortization	—	(1,078)	—	(4,849)	(5,927)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,744	427,779	19,150	583,126

For the Nine Months Ended March 31, 2020
Opening net book amount	134,453	1,744	427,779	19,150	583,126
Exchange differences	—	(2)	—	—	(2)
Amortization charge	—	(91)	—	(1,090)	(1,181)
Closing net book amount	134,453	1,651	427,779	18,060	581,943

As of March 31, 2020
Cost	134,453	2,764	489,698	23,999	650,914
Accumulated amortization	—	(1,113)	—	(5,939)	(7,052)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,651	427,779	18,060	581,943

Summary of Deferred Tax Balances

(i) Deferred tax balances

(in U.S. dollars, in thousands)	As of March 31, 2020	As of June 30, 2019
Deferred tax assets
The balance comprises temporary differences attributable to:
Tax losses	69,055	61,742
Other temporary differences	5,720	3,687
Total deferred tax assets	74,775	65,429

Deferred tax liabilities
The balance comprises temporary differences attributable to:
Intangible assets	79,741	76,553
Total deferred tax liabilities	79,741	76,553
Net deferred tax liabilities	4,966	11,124

Deferred tax assets expected to be settled within 12 months	—	—
Deferred tax assets expected to be settled after 12 months	74,775	65,429

Deferred tax liabilities expected to be settled within 12 months	99	99
Deferred tax liabilities expected to be settled after 12 months	79,642	76,454

Schedule of Movements Related to Deferred Tax Assets and Liabilities

(ii) Movements

(in U.S. dollars, in thousands)	Tax losses(1) (DTA)	Other temporary differences(1) (DTA)	Intangible assets (DTL)	Total (DTL)
As of June 30, 2018	(55,904)	(669)	76,652	20,079
Charged/(credited) to:
- profit or loss	(5,838)	(3,018)	(99)	(8,955)
As of June 30, 2019	(61,742)	(3,687)	76,553	11,124
Charged/(credited) to:
- profit or loss	(7,313)	(2,033)	3,188	(6,158)
As of March 31, 2020	(69,055)	(5,720)	79,741	4,966

(1)	Deferred tax assets are netted against deferred tax liabilities

Schedule of Deferred Consideration

(in U.S. dollars, in thousands)	As of March 31, 2020	As of June 30, 2019
Opening balance(1)	10,000	—
Milestone consideration recognized during the period(2)	2,500	20,000
Amount recognized as revenue during the period(1)	(10,000)	(10,000)
Balance as of the end of the period	2,500	10,000

(1)

The $10.0 million opening balance in deferred consideration represents the portion of the $20.0 million up-front technology access fee received from Tasly that had not been recognized as revenue. In accordance with the Group’s accounting policy, revenue related to the licensing of intellectual property is only recognized to the extent that control has been transferred to the customer. In the nine months ended March 31, 2020, the Group recognized the remaining $10.0 million of the up-front technology access fee received in revenue as the control for this portion of revenue was transferred to Tasly based on our decision regarding the exercise of our rights in the terms and conditions of the agreement.

(2)	The $2.5 million milestone payment received in December 2019 from Grünenthal was considered constrained and resulted in deferred consideration as of March 31, 2020.